Federated Hermes Conservative Municipal Microshort Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federated Hermes Conservative Municipal Microshort Fund | IS
Prospectus [Line Items]
Annual Return [Percent]	3.03%	3.65%	3.65%	1.38%